Concentration of risk (Details) $ in Millions		12 Months Ended		149 Months Ended
	Nov. 10, 2016 Customer	Dec. 31, 2017 USD ($) Customer	Dec. 31, 2015 Customer	Dec. 31, 2017
Concentration of risk [Abstract]
Exchange rate appreciation				21.10%
Reversal of sales | $		$ 11.5
Number of units affected		63
Number Of Customer Or Supplier Accounted For More Than 10 Percentage Of Revenue Or Project Expenditures | Customer	0	0	0